Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (9.0%)
	Goodman Group	8,463,512	113,893
*	Scentre Group	26,272,992	54,428
	Stockland	12,127,325	40,927
	Dexus	5,551,001	38,014
	Mirvac Group	20,019,289	36,126
	GPT Group	9,903,349	32,545
	Lendlease Corp. Ltd.	3,483,494	31,760
	Charter Hall Group	2,375,202	24,542
	Vicinity Centres	19,634,780	22,847
	Shopping Centres Australasia Property Group	5,512,977	9,749
	Charter Hall Long Wale REIT	2,597,381	9,103
	BWP Trust	2,539,118	8,309
	Waypoint REIT	3,785,857	7,400
	National Storage REIT	4,878,868	7,093
	Charter Hall Retail REIT	2,581,935	6,973
	Ingenia Communities Group	1,519,714	5,788
	Centuria Industrial REIT	2,114,366	4,919
	Cromwell Property Group	7,141,946	4,403
	Lifestyle Communities Ltd.	446,120	4,277
	Abacus Property Group	2,048,394	4,244
	Centuria Capital Group	2,332,444	4,137
	Growthpoint Properties Australia Ltd.	1,548,377	3,765
	Charter Hall Social Infrastructure REIT	1,595,759	3,762
	Arena REIT	1,653,251	3,639
	Aventus Group	1,734,093	3,577
	Rural Funds Group	1,769,309	3,303
	Centuria Office REIT	2,018,355	3,002
[1]	Irongate Group	2,519,866	2,514
	GDI Property Group	2,690,412	2,373
	Home Consortium Ltd.	674,082	2,059
	Hotel Property Investments	829,033	1,978
	Cedar Woods Properties Ltd.	311,057	1,668
	APN Industria REIT	650,860	1,441
*	HomeCo Daily Needs REIT	1,428,662	1,370
			505,928
Austria (0.5%)
	CA Immobilien Anlagen AG	365,870	15,757
*	IMMOFINANZ AG	495,149	10,460
	S IMMO AG	219,408	4,728
			30,945
Belgium (1.8%)
	Warehouses De Pauw CVA	670,492	24,074

		Shares	Market Value ($000)
	Aedifica SA	170,249	20,546
	Cofinimmo SA	133,017	19,886
	Montea CVA	53,152	6,481
	VGP NV	36,859	6,041
[1]	Shurgard Self Storage SA	122,129	5,375
	Befimmo SA	121,232	5,156
	Xior Student Housing NV	69,594	4,250
	Retail Estates NV	57,314	4,181
	Care Property Invest NV	112,374	3,522
	Intervest Offices & Warehouses NV	114,972	3,092
[1]	Immobel SA	10,172	789
			103,393
Brazil (0.5%)
*	BR Malls Participacoes SA	3,847,413	6,715
	Multiplan Empreendimentos Imobiliarios SA	1,376,544	5,334
*	Aliansce Sonae Shopping Centers sa	684,367	3,454
	Iguatemi Empresa de Shopping Centers SA	430,286	2,698
	JHSF Participacoes SA	1,470,900	1,941
	BR Properties SA	1,026,875	1,689
	LOG Commercial Properties e Participacoes SA	214,678	1,314
	Jereissati Participacoes SA	163,300	726
*,2	Mitre Realty Empreendimentos E Participacoes LTDA	251,200	711
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	250,800	578
*	Moura Dubeux Engenharia SA	272,900	478
			25,638
Canada (2.3%)
[1]	Canadian Apartment Properties REIT	424,741	17,006
	RioCan REIT	794,521	10,581
	Tricon Capital Group Inc.	939,025	8,959
	Granite REIT	152,180	8,914
	Allied Properties REIT	308,959	8,768
[1]	Choice Properties REIT	800,386	8,093
	SmartCentres REIT	372,296	6,851
	H&R REIT	710,696	6,758
	First Capital REIT	549,502	6,334
[1]	NorthWest Healthcare Properties REIT	449,631	4,532
[1]	Dream Industrial REIT	421,718	4,182
[1]	InterRent REIT	344,279	3,793
[1]	Summit Industrial Income REIT	365,268	3,782
[1]	Killam Apartment REIT	256,427	3,521
[1]	WPT Industrial REIT	214,343	3,361
[1]	Boardwalk REIT	117,956	3,193
[1]	CT REIT	262,223	3,189
[1]	Cominar REIT	457,529	2,884
	Artis REIT	353,584	2,873
[1]	Crombie REIT	236,803	2,637
[1]	Dream Office REIT	143,360	2,153
[2]	Minto Apartment REIT	91,406	1,419
	Morguard North American Residential REIT	99,503	1,165
[1]	True North Commercial REIT	202,670	999
[1]	Slate Grocery REIT	105,172	975
	Slate Office REIT	170,928	551
	Automotive Properties REIT	54,861	457
[1]	Plaza Retail REIT	133,878	381
			128,311
Chile (0.2%)
	Parque Arauco SA	3,480,584	5,099

		Shares	Market Value ($000)
	Cencosud Shopping SA	2,414,984	3,494
	Plaza SA	1,476,592	2,208
			10,801
China (10.9%)
	China Resources Land Ltd.	14,410,446	57,024
	Sunac China Holdings Ltd.	12,709,278	47,220
[2]	Longfor Group Holdings Ltd.	8,215,508	46,265
	Country Garden Holdings Co.	36,796,163	44,198
	China Overseas Land & Investment Ltd.	18,789,710	42,682
	China Vanke Co. Ltd. Class H	9,063,183	32,427
	China Vanke Co. Ltd. Class A	4,230,042	18,135
	Shimao Group Holdings Ltd.	6,259,664	18,099
	China Evergrande Group	9,374,921	17,980
	Wharf Holdings Ltd.	7,765,652	17,087
	CIFI Holdings Group Co. Ltd.	19,254,000	15,783
	Franshion Properties of China Ltd.	27,817,054	10,888
	Poly Developments and Holdings Group Co. Ltd. Class A	4,689,393	9,989
	Agile Group Holdings Ltd.	7,355,409	9,140
	Guangzhou R&F Properties Co. Ltd. Class H	7,411,413	9,116
	Hopson Development Holdings Ltd.	3,404,710	8,689
*	Seazen Group Ltd.	9,198,000	8,423
	Kwg Group Holdings Ltd.	5,991,658	7,939
	Logan Group Co. Ltd.	4,238,984	6,327
	Yuexiu Property Co. Ltd.	31,781,094	6,208
	Zhenro Properties Group Ltd.	10,078,000	5,883
	Seazen Holdings Co. Ltd. Class A	894,682	5,834
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,093,507	5,642
	China Aoyuan Group Ltd.	6,176,000	5,434
*	Kaisa Group Holdings Ltd.	11,283,000	5,196
	Greentown China Holdings Ltd.	3,945,814	5,154
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,034,714	4,815
	Powerlong Real Estate Holdings Ltd.	7,348,139	4,793
	Times China Holdings Ltd.	3,751,000	4,777
*,1,2	China Logistics Property Holdings Co. Ltd.	8,021,000	4,594
	Shenzhen Investment Ltd.	13,768,201	4,548
	China Overseas Grand Oceans Group Ltd.	8,589,079	4,367
	Gemdale Properties & Investment Corp. Ltd.	27,778,000	3,926
*	KWG Living Group Holdings Ltd.	3,618,462	3,813
	Yuexiu REIT	7,725,516	3,726
	Yuzhou Group Holdings Co. Ltd.	9,418,470	3,280
	Sino-Ocean Group Holding Ltd.	15,978,829	3,221
	China SCE Group Holdings Ltd.	8,365,766	3,145
	Gemdale Corp. Class A	1,784,340	2,981
*	SOHO China Ltd.	9,757,045	2,919
	Poly Property Group Co. Ltd.	9,975,048	2,868
	Shoucheng Holdings Ltd.	11,744,000	2,805
[2]	Red Star Macalline Group Corp. Ltd. Class H	3,906,836	2,617
*	Shui On Land Ltd.	17,675,038	2,616
[2]	Midea Real Estate Holding Ltd.	1,239,816	2,595
	Jiayuan International Group Ltd.	6,354,000	2,465
	China South City Holdings Ltd.	22,272,111	2,403
	Jinke Properties Group Co. Ltd. Class A	2,091,305	2,243
[3]	China Fortune Land Development Co. Ltd. Class A	1,505,232	2,200
	C&D International Investment Group Ltd.	1,254,000	2,001
*	Ronshine China Holdings Ltd.	2,975,500	1,969
[1]	Zhongliang Holdings Group Co. Ltd.	3,244,500	1,942
	Skyfame Realty Holdings Ltd.	15,085,012	1,846
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,532,464	1,830

		Shares	Market Value ($000)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	649,590	1,729
	LVGEM China Real Estate Investment Co. Ltd.	6,046,000	1,720
	Sinic Holdings Group Co. Ltd. Class H	3,202,000	1,670
	Xinhu Zhongbao Co. Ltd. Class A	3,465,681	1,612
	Redsun Properties Group Ltd.	4,802,000	1,605
	RiseSun Real Estate Development Co. Ltd. Class A	1,642,675	1,592
*,2	Redco Properties Group Ltd.	4,728,000	1,590
	Yango Group Co. Ltd. Class A	1,636,911	1,531
	Shanghai Lingang Holdings Corp. Ltd. Class A	517,466	1,517
	Central China Real Estate Ltd.	3,623,000	1,508
*	Dexin China Holdings Co. Ltd.	3,913,000	1,491
	Road King Infrastructure Ltd.	1,132,000	1,404
*	Zhuguang Holdings Group Co. Ltd.	10,372,000	1,391
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,415,021	1,283
	Beijing Capital Land Ltd. Class H	6,942,551	1,235
	Greenland Hong Kong Holdings Ltd.	4,175,000	1,228
	Joy City Property Ltd.	18,317,500	1,116
*	Ganglong China Property Group Ltd.	1,888,000	1,109
	DaFa Properties Group Ltd.	1,166,970	1,065
	Financial Street Holdings Co. Ltd. Class A	1,128,560	1,054
[1]	Huijing Holdings Co. Ltd.	4,150,000	1,047
	China Merchants Commercial REIT	3,272,000	1,036
	Zensun Enterprises Ltd.	17,090,000	1,036
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	632,790	1,024
*,3	Yida China Holdings Ltd.	4,361,350	985
	China Merchants Land Ltd.	6,844,000	984
*	Fantasia Holdings Group Co. Ltd.	6,622,443	968
	China Enterprise Co. Ltd. Class A	1,782,768	948
	Shanghai Industrial Urban Development Group Ltd.	9,396,799	895
	Beijing Capital Development Co. Ltd. Class A	1,014,012	890
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,326,811	888
	Shanghai Shimao Co. Ltd. Class A	1,305,568	886
[1]	Xinji Shaxi Group Co. Ltd.	3,714,000	862
	JY Grandmark Holdings Ltd.	2,163,000	851
*	Shanghai Wanye Enterprises Co. Ltd. Class A	377,400	850
	Jingrui Holdings Ltd.	2,563,000	849
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,465,450	819
	Shanghai Lingang Holdings Corp. Ltd. Class B	625,222	787
	Huafa Industrial Co. Ltd. Zhuhai Class A	794,300	781
	Suning Universal Co. Ltd. Class A	1,295,589	775
	Grandjoy Holdings Group Co. Ltd. Class A	1,231,520	766
	Sichuan Languang Development Co. Ltd. Class A	1,168,716	761
	Beijing North Star Co. Ltd. Class H	4,142,000	756
*	Gree Real Estate Co. Ltd. Class A	806,611	726
	Lushang Health Industry Development Co. Ltd. Class A	373,700	725
*	Silver Grant International Holdings Group Ltd.	6,224,000	706
	Cinda Real Estate Co. Ltd. Class A	1,065,283	618
	Yincheng International Holding Co. Ltd.	1,768,000	606
[2]	China Vast Industrial Urban Development Co. Ltd.	1,420,000	568
	Shanghai Industrial Development Co. Ltd. Class A	785,300	550
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	298,552	526
	China World Trade Center Co. Ltd. Class A	271,172	498
	Greattown Holdings Ltd. Class A	839,800	479
	Shenzhen SEG Co. Ltd. Class A	553,900	474
*	C&D Property Management Group Co. Ltd.	1,254,000	438
	Shenzhen Zhenye Group Co. Ltd. Class A	580,000	435
*	Tahoe Group Co. Ltd. Class A	1,040,879	429
	Chongqing Dima Industry Co. Ltd. Class A	1,051,253	398

		Shares	Market Value ($000)
	Guorui Properties Ltd.	3,975,000	389
	Everbright Jiabao Co. Ltd. Class A	647,400	309
*	Myhome Real Estate Development Group Co. Ltd. Class A	1,042,073	298
	Tianjin Guangyu Development Co. Ltd. Class A	349,004	298
	Rongan Property Co. Ltd. Class A	686,900	285
*	Macrolink Culturaltainment Development Co. Ltd. Class A	790,392	250
	Beijing North Star Co. Ltd. Class A	680,319	227
	Red Star Macalline Group Corp. Ltd. Class A	123,729	185
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	185,600	170
	Shenzhen SEG Co. Ltd. Class B	191,100	52
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	31,500	44
*,2	Sunac Services Holdings Ltd.	129	—
			613,644
Egypt (0.1%)
	Talaat Moustafa Group	4,701,589	2,229
	Six of October Development & Investment	1,282,154	1,283
	Medinet Nasr Housing	4,383,588	1,104
	Heliopolis Housing	1,983,712	768
*	Palm Hills Developments SAE	7,466,845	745
*	Emaar Misr for Development SAE	3,151,038	527
			6,656
Finland (0.1%)
*,1	Citycon Oyj	341,360	3,344
France (3.1%)
*	Unibail-Rodamco-Westfield	698,587	58,988
	Gecina SA	274,795	39,041
[1]	Klepierre SA	1,029,021	24,663
	Covivio	244,038	20,038
	ICADE	155,575	11,188
	Nexity SA	240,800	10,847
	Altarea SCA	18,518	3,087
	Carmila SA	223,677	3,058
*	Mercialys SA	177,630	1,611
			172,521
Germany (8.0%)
	Vonovia SE	2,863,532	191,198
	Deutsche Wohnen SE	1,821,593	90,144
	LEG Immobilien AG	361,236	51,784
	Aroundtown SA	5,421,797	37,640
*	TAG Immobilien AG	747,457	22,952
	alstria office REIT AG	860,467	14,804
	Grand City Properties SA	527,463	13,102
*,2	ADLER Group SA	328,533	9,900
*,2	Instone Real Estate Group AG	231,041	5,861
*	Deutsche EuroShop AG	254,290	5,440
[1]	Hamborner REIT AG	368,913	4,169
	DIC Asset AG	228,645	3,855
			450,849
Greece (0.0%)
*	LAMDA Development SA	330,151	2,535
Hong Kong (9.5%)
	Sun Hung Kai Properties Ltd.	7,782,441	106,310
	Link REIT	10,443,389	90,599
	CK Asset Holdings Ltd.	12,320,875	61,475
	Wharf Real Estate Investment Co. Ltd.	8,741,652	46,170

		Shares	Market Value ($000)
	New World Development Co. Ltd.	7,006,000	32,438
	Henderson Land Development Co. Ltd.	6,928,936	28,339
	Hongkong Land Holdings Ltd.	5,924,612	27,314
	Hang Lung Properties Ltd.	9,367,932	24,895
	Sino Land Co. Ltd.	15,520,022	21,496
*,2	ESR Cayman Ltd.	5,140,000	18,317
	Swire Properties Ltd.	5,358,400	15,532
	Hysan Development Co. Ltd.	3,093,655	11,219
	Hang Lung Group Ltd.	4,388,103	11,098
	Kerry Properties Ltd.	3,078,832	7,969
	Fortune REIT	7,272,861	6,481
	Champion REIT	10,012,512	5,745
	Great Eagle Holdings Ltd.	1,584,000	4,728
	K Wah International Holdings Ltd.	7,524,338	3,546
	Sunlight REIT	5,276,400	2,559
	Prosperity REIT	6,467,649	2,009
	Far East Consortium International Ltd.	5,477,000	2,003
	Chinese Estates Holdings Ltd.	2,407,952	1,089
*	Sansheng Holdings Group Co. Ltd.	258,000	111
			531,442
India (0.9%)
	DLF Ltd.	3,074,275	10,721
	Embassy Office Parks REIT	2,086,200	10,020
*	Godrej Properties Ltd.	454,158	7,798
*,2	Mindspace Business Parks REIT	1,064,600	4,866
*	Phoenix Mills Ltd.	458,848	4,703
*	Oberoi Realty Ltd.	576,578	4,153
	Prestige Estates Projects Ltd.	614,985	2,243
	Brigade Enterprises Ltd.	493,453	1,636
*	Indiabulls Real Estate Ltd.	1,409,636	1,433
	Sobha Ltd.	173,716	1,092
	Sunteck Realty Ltd.	244,537	1,074
	NESCO Ltd.	120,904	959
			50,698
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	45,437,827	3,631
	Ciputra Development Tbk PT	44,723,691	2,847
*	Pakuwon Jati Tbk PT	78,684,728	2,687
*	Lippo Karawaci Tbk PT	167,879,249	2,085
*	Summarecon Agung Tbk PT	40,541,900	1,996
*	Pollux Properti Indonesia Tbk PT	6,310,400	1,774
*,3	Hanson International Tbk PT	444,252,900	1,583
*	Alam Sutera Realty Tbk PT	58,998,197	804
	Puradelta Lestari Tbk PT	45,279,800	702
*	Dms Propertindo Tbk	9,537,500	360
*,3	Armidian Karyatama Tbk PT	34,315,100	122
*,3	Maha Properti Indonesia Tbk PT	118,139	13
*,3	Modernland Realty Tbk PT	67,400	—
			18,604
Ireland (0.2%)
	Hibernia REIT plc	3,514,096	4,665
	Irish Residential Properties REIT plc	2,263,795	3,978
			8,643
Israel (1.4%)
	Azrieli Group Ltd.	188,118	11,436
	Alony Hetz Properties & Investments Ltd.	737,007	9,262
	Mivne Real Estate KD Ltd.	2,929,109	6,976

		Shares	Market Value ($000)
	Gev-Yam Land Corp. Ltd.	764,498	6,089
	Melisron Ltd.	108,947	5,594
*	Airport City Ltd.	347,762	4,987
	Amot Investments Ltd.	882,214	4,859
	REIT 1 Ltd.	942,021	4,338
*	AFI Properties Ltd.	104,614	3,806
*	Big Shopping Centers Ltd.	32,685	3,489
	Mega Or Holdings Ltd.	107,688	3,141
*	Summit Real Estate Holdings Ltd.	168,912	2,331
	Gazit-Globe Ltd.	361,347	2,173
	Sella Capital Real Estate Ltd.	998,732	2,124
	Blue Square Real Estate Ltd.	23,082	1,432
	Isras Investment Co. Ltd.	7,008	1,410
	YH Dimri Construction & Development Ltd.	31,124	1,326
	Israel Canada T.R Ltd.	478,342	1,294
	Property & Building Corp. Ltd.	10,487	946
*	Brack Capital Properties NV	9,468	823
	Ashtrom Group Ltd.	1	—
			77,836
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	264,880	1,163
Japan (22.0%)
	Mitsubishi Estate Co. Ltd.	7,015,445	110,984
	Mitsui Fudosan Co. Ltd.	4,871,357	98,877
	Daiwa House Industry Co. Ltd.	3,361,474	95,301
	Sumitomo Realty & Development Co. Ltd.	2,401,967	72,505
	Nippon Building Fund Inc.	8,346	50,410
	Japan Real Estate Investment Corp.	7,020	42,779
	Nippon Prologis REIT Inc.	12,478	40,677
	Nomura Real Estate Master Fund Inc.	23,859	36,327
	Daito Trust Construction Co. Ltd.	346,725	36,134
*	GLP J-REIT	21,911	35,300
	Hulic Co. Ltd.	2,520,148	28,493
	Daiwa House REIT Investment Corp.	10,153	27,350
	Japan Retail Fund Investment Corp.	13,194	25,036
	Orix JREIT Inc.	13,962	23,412
	United Urban Investment Corp.	15,734	21,406
	Advance Residence Investment Corp.	7,025	20,855
[1]	Industrial & Infrastructure Fund Investment Corp.	10,464	18,836
	Japan Prime Realty Investment Corp.	4,877	17,207
	Tokyu Fudosan Holdings Corp.	3,043,544	17,198
	Sekisui House Reit Inc.	21,419	15,502
	Tokyo Tatemono Co. Ltd.	1,056,483	14,263
	Activia Properties Inc.	3,531	14,119
	Kenedix Office Investment Corp.	2,182	14,044
	Japan Logistics Fund Inc.	4,587	13,721
	Nomura Real Estate Holdings Inc.	605,629	13,527
	Nippon Accommodations Fund Inc.	2,454	13,504
*	LaSalle Logiport REIT	8,259	12,959
*	Mitsui Fudosan Logistics Park Inc.	2,518	12,588
	Japan Hotel REIT Investment Corp.	22,514	11,341
	Mori Hills REIT Investment Corp.	8,110	11,305
	Invincible Investment Corp.	30,720	10,242
	AEON REIT Investment Corp.	7,723	10,194
	Daiwa Securities Living Investments Corp.	10,498	10,089
	Daiwa Office Investment Corp.	1,550	10,049
	Frontier Real Estate Investment Corp.	2,441	10,014

		Shares	Market Value ($000)
	Hulic Reit Inc.	5,925	9,010
	Comforia Residential REIT Inc.	3,130	8,903
	MCUBS MidCity Investment Corp.	9,055	8,523
	Premier Investment Corp.	6,739	8,493
	Kenedix Residential Next Investment Corp.	4,878	8,474
	Aeon Mall Co. Ltd.	502,283	8,131
	NIPPON REIT Investment Corp.	2,284	8,119
	Japan Excellent Inc.	6,518	7,947
	Katitas Co. Ltd.	256,792	7,672
	Tokyu REIT Inc.	4,708	7,442
*	Mitsubishi Estate Logistics REIT Investment Corp.	1,777	7,076
	Kenedix Retail REIT Corp.	2,761	6,683
	Invesco Office J-REIT Inc.	45,048	6,543
	Mori Trust Sogo REIT Inc.	4,881	6,455
	Heiwa Real Estate Co. Ltd.	174,632	5,976
[1]	Ichigo Office REIT Investment Corp.	7,759	5,942
	Heiwa Real Estate REIT Inc.	4,457	5,827
	Fukuoka REIT Corp.	3,662	5,586
	Hoshino Resorts REIT Inc.	1,134	5,549
	Global One Real Estate Investment Corp.	4,858	5,067
	Starts Corp. Inc.	174,100	4,481
	Hankyu Hanshin REIT Inc.	3,519	4,284
	Star Asia Investment Corp.	8,551	3,925
	Keihanshin Building Co. Ltd.	220,600	3,494
	Daibiru Corp.	295,857	3,367
	Mirai Corp.	8,556	3,343
	One REIT Inc.	1,251	3,260
	SOSiLA Logistics REIT Inc.	2,563	3,160
	Ichigo Inc.	1,122,000	3,089
*,1	Samty Residential Investment Corp.	2,844	2,953
*,1	Itochu Advance Logistics Investment Corp.	2,342	2,903
	CRE Logistics REIT Inc.	1,708	2,501
	SAMTY Co. Ltd.	148,900	2,298
	Starts Proceed Investment Corp.	1,178	2,251
[1]	Takara Leben Real Estate Investment Corp.	2,313	2,210
*,1	Health Care & Medical Investment Corp.	1,611	2,075
	Tosei Reit Investment Corp.	1,748	1,944
[1]	Sankei Real Estate Inc.	1,871	1,908
	Mori Trust Hotel REIT Inc.	1,650	1,852
	TOC Co. Ltd.	266,329	1,833
[1]	ESCON Japan REIT Investment Corp.	1,495	1,737
[1]	Shinoken Group Co. Ltd.	136,800	1,508
	Goldcrest Co. Ltd.	86,440	1,488
	Tosei Corp.	148,200	1,465
	Takara Leben Co. Ltd.	429,052	1,293
*,1	Leopalace21 Corp.	782,550	1,160
	Xymax Reit Investment Corp.	1,110	1,104
	Sun Frontier Fudousan Co. Ltd.	124,700	1,050
*,1	SRE Holdings Corp.	23,700	1,017
	Nippon Commercial Development Co. Ltd.	58,300	949
[1]	Ichigo Hotel REIT Investment Corp.	1,358	895
[1]	Ooedo Onsen REIT Investment Corp.	1,260	841
	Japan Property Management Center Co. Ltd.	68,900	770
*	Marimo Regional Revitalization REIT Inc.	694	749
[1]	Star Mica Holdings Co. Ltd.	59,800	633
[1]	Dear Life Co. Ltd.	127,500	532
[1]	Prospect Co. Ltd.	1,707,800	520

		Shares	Market Value ($000)
	Tokyo Rakutenchi Co. Ltd.	4,800	197
			1,235,005
Kuwait (0.0%)
*	National Real Estate Co. KPSC	4,224,774	1,297
Malaysia (0.5%)
	KLCCP Stapled Group	3,085,770	5,379
	IGB REIT	7,953,500	3,343
	Sunway REIT	9,490,434	3,328
	IOI Properties Group Bhd.	9,669,000	3,100
	Axis REIT	5,070,300	2,465
	Sime Darby Property Bhd.	11,439,700	1,609
	Mah Sing Group Bhd.	7,764,225	1,538
	YNH Property Bhd.	2,014,000	1,365
	Matrix Concepts Holdings Bhd.	3,150,128	1,322
	Pavilion REIT	3,696,200	1,261
	UOA Development Bhd.	3,056,300	1,208
*	SP Setia Bhd. Group	5,071,000	1,144
	Eco World Development Group Bhd.	5,880,300	724
	YTL Hospitality REIT	3,023,400	616
*	UEM Sunrise Bhd.	5,968,165	550
	Eastern & Oriental Bhd.	3,902,997	390
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	96
*	Eco World Development Group Bhd.	450,320	11
			29,449
Mexico (0.8%)
	Fibra Uno Administracion SA	14,960,885	16,706
	PLA Administradora Industrial S de RL de CV	4,045,900	5,698
	Corp. Inmobiliaria Vesta SAB de CV	2,898,917	5,466
	Concentradora Fibra Danhos SA de CV	4,186,992	4,996
[2]	Macquarie Mexico Real Estate Management SA de CV	3,883,780	4,822
	Prologis Property Mexico SA de CV	2,255,323	4,500
[2]	Concentradora Fibra Hotelera Mexicana SA de CV	673,993	182
			42,370
Netherlands (0.2%)
	NSI NV	88,381	3,644
*	Eurocommercial Properties NV GDR	183,495	3,541
*,1	Wereldhave NV	202,978	2,981
*	Vastned Retail NV	100,962	2,861
			13,027
New Zealand (0.6%)
	Goodman Property Trust	5,614,106	9,069
	Kiwi Property Group Ltd.	7,925,614	7,305
	Precinct Properties New Zealand Ltd.	5,495,262	6,784
	Argosy Property Ltd.	4,302,343	4,752
	Vital Healthcare Property Trust	1,772,816	4,169
			32,079
Norway (0.4%)
[2]	Entra ASA	839,872	18,692
	Selvaag Bolig ASA	231,310	1,410
			20,102
Other (0.3%)[4]
[5]	Vanguard Real Estate ETF	213,514	18,140
Philippines (1.4%)
	SM Prime Holdings Inc.	57,039,407	41,737
	Ayala Land Inc.	29,916,560	23,368

		Shares	Market Value ($000)
	Megaworld Corp.	62,253,100	4,928
	Robinson's Land Corp.	10,267,872	4,039
	Vista Land & Lifescapes Inc.	15,421,178	1,342
	AREIT Inc.	1,695,400	1,128
*	DoubleDragon Properties Corp.	3,530,460	1,049
	Filinvest Land Inc.	43,540,000	1,004
			78,595
Poland (0.1%)
*	EPP NV	2,526,289	1,575
	Develia SA	2,441,567	1,467
			3,042
Qatar (0.3%)
	Barwa Real Estate Co.	9,471,972	8,586
*	Ezdan Holding Group QSC	8,000,094	3,737
	United Development Co. QSC	8,572,038	3,680
			16,003
Russia (0.1%)
	LSR Group PJSC GDR (Registered)	1,121,392	2,663
	Etalon Group plc GDR (Registered)	973,229	1,717
			4,380
Saudi Arabia (0.5%)
*	Dar Al Arkan Real Estate Development Co.	2,667,405	6,110
*	Emaar Economic City	2,072,271	4,986
	Arabian Centres Co. Ltd.	538,739	3,407
	Jadwa REIT Saudi Fund	588,458	2,239
	Arriyadh Development Co.	426,102	2,058
*	Saudi Real Estate Co.	427,725	1,713
	Al Rajhi REIT	580,080	1,523
	Derayah REIT	443,920	1,358
	Riyad REIT Fund	543,759	1,238
	Alandalus Property Co.	180,644	1,034
	Musharaka Real Estate Income Fund	241,344	607
	Alahli REIT Fund 1	168,973	407
			26,680
Singapore (6.0%)
	Ascendas REIT	15,929,784	36,755
	CapitaLand Integrated Commercial Trust	23,004,676	36,753
	CapitaLand Ltd.	12,780,838	30,721
	Mapletree Logistics Trust	13,930,118	20,660
	Mapletree Industrial Trust	8,310,939	17,896
	Mapletree Commercial Trust	11,170,841	17,283
	Keppel DC REIT	6,456,694	14,429
	Frasers Logistics & Commercial Trust	13,196,652	14,265
	UOL Group Ltd.	2,467,378	13,545
	Suntec REIT	10,893,927	13,052
	City Developments Ltd.	2,388,390	12,901
	Frasers Centrepoint Trust	6,573,840	12,780
	Keppel REIT	8,797,715	8,040
	Mapletree North Asia Commercial Trust	10,473,866	7,676
	Ascott Residence Trust	9,657,722	7,592
	Parkway Life REIT	2,030,355	6,334
	Manulife U.S. REIT	7,203,210	5,272
	CapitaLand China Trust	4,914,508	5,082
	Ascendas India Trust	3,687,100	4,164
	Cromwell European REIT	6,401,100	3,862
	CDL Hospitality Trusts	4,001,806	3,693

		Shares	Market Value ($000)
	OUE Commercial REIT	12,363,367	3,623
	ESR-REIT	11,227,590	3,317
	Wing Tai Holdings Ltd.	2,169,300	3,093
	ARA LOGOS Logistics Trust	5,473,031	2,868
	Starhill Global REIT	7,260,468	2,860
	SPH REIT	4,441,000	2,778
	Yanlord Land Group Ltd.	3,030,604	2,499
	Keppel Pacific Oak U.S. REIT	3,215,500	2,353
	AIMS APAC REIT	2,310,076	2,237
	Lendlease Global Commercial REIT	3,857,200	2,226
	Far East Hospitality Trust	4,495,292	1,994
	Prime U.S. REIT	2,379,700	1,944
	Soilbuild Business Space REIT	4,176,348	1,660
	Sasseur REIT	2,597,200	1,595
	Frasers Hospitality Trust	3,807,700	1,439
*	OUE Ltd.	1,493,700	1,281
	IREIT Global	2,583,053	1,266
*	Lippo Malls Indonesia Retail Trust	25,150,655	1,190
	Sabana Shari'ah Compliant Industrial REIT	4,017,272	1,144
	Chip Eng Seng Corp. Ltd.	2,455,675	784
	Oxley Holdings Ltd.	3,799,300	639
	First REIT	3,069,054	495
	EC World REIT	792,700	431
*,3	Eagle Hospitality Trust	2,602,300	356
*	First REIT Rights Exp. 2/16/21	3,007,673	34
			336,861
South Africa (1.0%)
	Growthpoint Properties Ltd.	17,197,962	13,745
*	NEPI Rockcastle plc	2,098,412	12,684
*	Redefine Properties Ltd.	27,607,440	6,064
	Fortress REIT Ltd. Class A	6,055,386	5,220
	Resilient REIT Ltd.	1,473,734	3,861
	Equites Property Fund Ltd.	3,110,329	3,445
[1]	Hyprop Investments Ltd.	1,295,582	2,126
*	Vukile Property Fund Ltd.	4,321,027	1,956
	Stor-Age Property REIT Ltd.	2,202,222	1,928
	SA Corporate Real Estate Ltd.	13,291,037	1,452
	Investec Property Fund Ltd.	2,415,207	1,407
*	Attacq Ltd.	3,855,304	1,221
	Emira Property Fund Ltd.	2,225,815	1,001
	Arrowhead Properties Ltd. Class B	4,816,418	774
*	Fortress REIT Ltd. Class B	3,769,598	647
			57,531
South Korea (0.2%)
*	JR REIT XXVII	486,245	2,207
	LOTTE REIT Co. Ltd.	462,242	2,097
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	462,961	1,607
*	SK D&D Co. Ltd.	38,717	1,414
	Shinhan Alpha REIT Co. Ltd.	198,560	1,239
*	Korea Real Estate Investment & Trust Co. Ltd.	595,183	1,041
	IGIS Value Plus REIT Co. Ltd.	61,187	262
*	LOTTE REIT Co. Ltd. Rights Exp. 3/9/21	190,843	32
			9,899
Spain (0.6%)
	Merlin Properties Socimi SA	1,680,575	16,096
	Inmobiliaria Colonial Socimi SA	1,281,971	12,325
*,2	Aedas Homes SA	98,893	2,457

		Shares	Market Value ($000)
	Lar Espana Real Estate Socimi SA	322,477	1,810
*,2	Metrovacesa SA	235,654	1,801
			34,489
Sweden (3.2%)
	Castellum AB	1,230,186	29,514
*	Fastighets AB Balder Class B	497,469	24,861
	Fabege AB	1,380,599	20,573
*	Wallenstam AB Class B	1,073,809	16,349
	Wihlborgs Fastigheter AB	691,507	14,201
[1]	Samhallsbyggnadsbolaget i Norden AB	4,137,903	13,551
	Kungsleden AB	935,138	9,562
	Hufvudstaden AB Class A	606,808	9,268
*	Nyfosa AB	906,299	8,757
	Catena AB	124,827	5,813
	Klovern AB Class B	3,428,236	5,680
	Atrium Ljungberg AB Class B	241,692	4,649
*	Dios Fastigheter AB	456,139	3,904
	Platzer Fastigheter Holding AB Class B	270,680	3,182
	Cibus Nordic Real Estate AB	159,388	3,108
	Akelius Residential Property AB Class D	1,105,228	2,018
	Samhallsbyggnadsbolaget i Norden AB Class D	558,134	1,913
	NP3 Fastigheter AB	121,943	1,830
	Sagax AB	494,991	1,826
*	K-fast Holding AB Class B	48,773	1,413
*	Annehem Fastigheter AB Class B	161,335	577
			182,549
Switzerland (1.7%)
	Swiss Prime Site AG (Registered)	388,209	37,731
	PSP Swiss Property AG (Registered)	215,832	27,613
	Allreal Holding AG (Registered)	74,066	16,134
*	Mobimo Holding AG (Registered)	34,299	10,803
	Intershop Holding AG	6,619	4,454
			96,735
Taiwan (0.8%)
*	Highwealth Construction Corp.	5,181,598	7,871
	Ruentex Development Co. Ltd.	4,939,986	6,817
	Huaku Development Co. Ltd.	1,198,854	3,680
	Chong Hong Construction Co. Ltd.	1,130,297	3,185
	Prince Housing & Development Corp.	6,182,478	2,372
	Farglory Land Development Co. Ltd.	1,209,631	2,156
	Kindom Development Co. Ltd.	1,798,000	2,053
	Cathay Real Estate Development Co. Ltd.	2,567,100	1,710
	Radium Life Tech Co. Ltd.	3,274,125	1,236
*	Hung Sheng Construction Ltd.	1,867,520	1,200
*	Kuoyang Construction Co. Ltd.	1,130,802	1,199
	ZongTai Real Estate Development Co. Ltd.	873,516	1,184
*	Shining Building Business Co. Ltd.	2,218,869	1,013
	Chung Lien Transportation Co. Ltd.	415,000	975
	Hong Pu Real Estate Development Co. Ltd.	1,215,194	926
*	Taiwan Land Development Corp.	3,639,450	896
	Huang Hsiang Construction Corp.	712,000	888
*	King's Town Construction Co. Ltd.	710,000	886
	KEE TAI Properties Co. Ltd.	2,222,869	778
	Sakura Development Co. Ltd.	690,000	738
	Hung Ching Development & Construction Co. Ltd.	726,000	476
	Advancetek Enterprise Co. Ltd.	705,000	427
	GTM Holdings Corp.	237,000	192

		Shares	Market Value ($000)
	Sweeten Real Estate Development Co. Ltd.	896	1
			42,859
Thailand (1.0%)
	Central Pattana PCL	6,848,100	11,162
*	CPN Retail Growth Leasehold REIT	9,089,335	5,844
	Land & Houses PCL (Registered)	19,001,800	4,932
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	8,986,230	4,472
[1]	WHA Corp. PCL	38,119,986	3,825
	Frasers Property THA	7,120,400	2,779
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,462,196	2,587
	Supalai PCL	3,447,681	2,300
	IMPACT Growth REIT	3,265,500	1,949
	Siam Future Development PCL	11,847,660	1,841
	Amata Corp. PCL	3,135,623	1,770
[1]	Quality Houses PCL	21,218,500	1,656
[1]	Bangkok Land PCL	42,342,095	1,454
*,3	Pruksa Real Estate	3,024,500	1,356
	MBK PCL	3,245,400	1,310
	Origin Property PCL Class F	5,091,698	1,271
	AP Thailand PCL	5,056,420	1,221
[1]	S Prime Growth Leasehold REIT	4,486,700	1,216
	Pruksa Holding PCL	2,893,800	1,186
*	Sansiri PCL	28,854,800	805
	SC Asset Corp. PCL	8,642,337	784
[1]	Singha Estate PCL	14,396,200	778
	Noble Development PCL	3,153,228	747
*,1	U City PCL Class F	13,926,124	625
[1]	LPN Development PCL	3,025,400	482
*	Noble W2 Warrants Exp. 1/5/22	261,125	116
*	MBK PCL Warrants Exp. 11/15/23	127,968	39
*,3	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	8
*	Property Perfect	3,106,237	—
			58,515
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,144,130	3,338
*	Is Gayrimenkul Yatirim Ortakligi AS	2,597,988	862
*	Vakif Gayrimenkul Yatirim Ortakligi AS	968,015	501
			4,701
United Arab Emirates (0.9%)
	Aldar Properties PJSC	19,320,288	18,365
*	Emaar Properties PJSC	17,341,949	17,896
*	Emaar Malls PJSC	9,713,729	4,775
*	Emaar Development PJSC	4,153,755	3,315
*	DAMAC Properties Dubai Co. PJSC	8,622,014	3,213
	RAK Properties PJSC	5,356,151	843
*	Deyaar Development PJSC	7,761,390	617
*	Eshraq Investments PJSC	6,041,280	516
			49,540
United Kingdom (7.2%)
	Segro plc	6,033,331	78,521
	Land Securities Group plc	3,794,687	31,772
	British Land Co. plc	4,737,358	28,970
*	UNITE Group plc	2,015,675	26,437
	Derwent London plc	559,438	24,216
	Tritax Big Box REIT plc	8,725,504	21,974
	LondonMetric Property plc	4,648,715	14,469
	Assura plc	13,641,037	13,509

		Shares	Market Value ($000)
	Primary Health Properties plc	6,723,322	13,341
	Big Yellow Group plc	850,399	12,832
	Grainger plc	3,464,877	12,598
	Safestore Holdings plc	1,080,277	11,961
	Great Portland Estates plc	1,309,276	11,662
*	Shaftesbury plc	1,502,288	11,467
*	Capital & Counties Properties plc	4,289,589	8,196
	Sirius Real Estate Ltd.	5,069,843	6,551
	Workspace Group plc	651,750	6,371
	Hammerson plc	19,240,038	6,084
	St. Modwen Properties plc	1,040,224	5,510
	Supermarket Income REIT plc	3,394,985	4,977
	Civitas Social Housing plc	3,212,270	4,735
	LXI REIT plc	2,695,604	4,599
	BMO Commercial Property Trust Ltd.	4,100,506	4,376
	GCP Student Living plc	2,133,378	4,289
	UK Commercial Property REIT Ltd.	3,815,396	3,403
	Picton Property Income Ltd.	2,879,262	3,248
*	Empiric Student Property plc	3,174,381	3,182
	Helical plc	544,323	2,819
[2]	Triple Point Social Housing REIT plc	1,866,179	2,708
	CLS Holdings plc	845,483	2,477
[2]	Regional REIT Ltd.	2,154,789	2,406
	Impact Healthcare REIT plc	1,447,231	2,281
	Custodian REIT plc	1,713,624	2,184
	Phoenix Spree Deutschland Ltd.	453,626	2,020
*	MAS Real Estate Inc.	2,356,646	2,013
*	NewRiver REIT plc	1,547,593	1,752
	RDI REIT plc	1,393,164	1,738
	Schroder REIT Ltd.	2,986,180	1,628
	Standard Life Investment Property Income Trust Ltd.	1,791,279	1,428
	AEW UK REIT plc	819,897	959
*,1,3	Intu Properties plc	5,001,586	122
			405,785
United States (0.1%)
[1]	Brookfield Property REIT Inc. Class A	203,090	3,524
Total Common Stocks (Cost $5,749,785)			5,546,108

		Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7]	Vanguard Market Liquidity Fund, 0.107% (Cost $111,195)	1,112,035	111,204
Total Investments (100.8%) (Cost $5,860,980)			5,657,312
Other Assets and Liabilities—Net (-0.8%)			(43,306)
Net Assets (100%)			5,614,006
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $88,399,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $132,371,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $97,328,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	130	24,084	142
MSCI Emerging Markets Index	March 2021	335	22,212	1,226
Topix Index	March 2021	52	8,956	258
				1,626

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	4/6/21	USD	3,079	GBP	2,267	—	(29)
GBP—British pound.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	218,099	5,321,264	6,745	5,546,108
Temporary Cash Investments	111,204	—	—	111,204
Total	329,303	5,321,264	6,745	5,657,312
Derivative Financial Instruments
Assets
Futures Contracts[1]	375	—	—	375
Liabilities
Forward Currency Contracts	—	29	—	29
1	Represents variation margin on the last day of the reporting period.
F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,275	NA1	NA1	(1)	11	5	—	111,204
Vanguard Real Estate ETF	7,415	9,928	—	—	797	208	—	18,140
Total	161,690			(1)	808	213	—	129,344
1	Not applicable—purchases and sales are for temporary cash investment purposes.